Revenues and Cost of Revenues (Details) - Schedule of revenue recognized future related to performance obligations $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of revenue recognized future related to performance obligations [Abstract]
2020	$ 441
2022 and thereafter	41
Total	$ 482